Trade and other payables	12 Months Ended
Mar. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Trade and other payables
Trade and other payables

	March 31, 2018 R’000	March 31, 2017 R’000

Trade payables	98,094	79,892
Accruals	176,963	152,323
Revenue received in advance	66,120	62,990
Value added taxes	6,646	6,624
Other	2,696	7,281
	350,519	309,110